FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Aircraft	Dec. 31, 2015 USD ($) Aircraft Portfolio	Dec. 31, 2014 USD ($)
Types Of Commercial Aircraft [Line Items]
Gain on sale of aircraft | $	$ 27,195	$ 28,959	$ 14,761
Flight Equipment Held for Sale [Abstract]
Number of aircraft agreed to be sold | Aircraft		45
Number of portfolio sales | Portfolio		2
Number of aircraft delivered to purchaser | Aircraft	13	32
Flight equipment held for sale, net | $	$ 0	$ 237,262
Flight Equipment Held For Sale [Member]
Types Of Commercial Aircraft [Line Items]
Gain on sale of aircraft | $	$ 5,000	$ 33,000
Flight Equipment Held for Sale [Abstract]
Number of aircraft held for sale | Aircraft	0	13